UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                     [LOGO] Thompson, Siegel & Walmsley LLC
                     --------------------------------------
                           INVESTMENT MANAGEMENT

                              THE TS&W PORTFOLIOS
                         THE ADVISORS' INNER CIRCLE FUND

          ANNUAL REPORT                                     OCTOBER 31, 2007

--------------------------------------------------------------------------------

          o     TS&W EQUITY PORTFOLIO

          o     TS&W FIXED INCOME PORTFOLIO

          o     TS&W INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholder Letter ........................................................    1

Schedules of Investments
   Equity Portfolio .......................................................    9
   Fixed Income Portfolio .................................................   13
   International Equity Portfolio .........................................   20

Statements of Assets and Liabilities ......................................   26

Statements of Operations ..................................................   27

Statements of Changes in Net Assets
   Equity Portfolio .......................................................   28
   Fixed Income Portfolio .................................................   29
   International Equity Portfolio .........................................   30

Financial Highlights
   Equity Portfolio .......................................................   31
   Fixed Income Portfolio .................................................   32
   International Equity Portfolio .........................................   33

Notes to Financial Statements .............................................   34

Report of Independent Registered Public Accounting Firm ...................   45

Disclosure of Portfolio Expenses ..........................................   46

Trustees and Officers of The Advisors' Inner Circle Fund ..................   48

Notice to Shareholders ....................................................   56

--------------------------------------------------------------------------------

The  Portfolios  file their  complete  schedules of portfolio  holdings with the
Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolios' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

October 31, 2007

Dear Shareholders:

We are pleased to provide you with our annual report for the period ended October 31, 2007 on the Advisors' Inner Circle Portfolios managed by Thompson, Siegel & Walmsley LLC (TS&W).

On October 31, 2007 the Equity Portfolio's total net assets were $55,677,585, the Fixed Income Portfolio's net assets were $48,420,309, and the International Equity Portfolio net assets were $91,837,969.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the value investment philosophy which has been in place at our firm for over three decades. Our investment teams utilize a consistent investment process in managing all client portfolios. A unique four-factor quantitative model combined with rigorous fundamental research conducted by experienced teams of analysts is the hallmark of TS&W investing. Our long-term goal is to provide returns that exceed our benchmark indexes over a complete economic or market cycle.

TS&W EQUITY PORTFOLIO

The TS&W Equity Portfolio gained 15.91% after all fees and expenses in the fiscal year ended October 31, 2007, while the broad market for large cap stocks, as measured by the S&P 500 Composite Index rose 14.56%. Over the past six months the Equity Portfolio gained 5.55%, while the Index was up 5.49%.

"Stronger for longer" has been the experience for equity investors when it comes to sector and stock selection. Sectors of the market that are beneficiaries of global growth and the increased demand for raw materials led both the markets and our Portfolios, as our best performing economic sector proved to be in the Materials and Producer Durables spaces as well as Technology. Nokia ADR was our best name over the course of the twelve months followed closely by Freeport-McMoran Copper & Gold - both names having fundamental stories that are driven primarily by non-U.S. forces. Especially as we have moved into the calendar year 2007, being large and multi-national has been a successful theme, which we expect to persist for some time. In anticipation of this trend we transitioned the Portfolio early in 2007 to a higher market cap average and have focused our attention on identifying specific stocks that are beneficiaries of international forces.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Finance has proved to be a challenging arena, with the sector producing the only sector-wide negative returns in the marketplace over the past twelve months. We have been close to our self-imposed minimum level in these holdings over the course of the year, but recognize that in the developing interest rate environment, money could flush back into some of the downtrodden names in advance of significant fundamental improvements. While we acknowledge this risk to our relative returns, we are not yet at a point where we can summon a great deal of enthusiasm for what is admittedly a very washed out valuation profile. When large sectors of the market, such has finance, lead others for a number of years, it can take a surprisingly long period of time in the wilderness before they begin to out-perform again. With that in mind, we are willing to be patient in our approach, as is our custom.

The resiliency of the U.S. and global expansion is being tested by the ongoing drama of the subprime financing crisis and the attendant downward trend in U.S. residential real estate. We believe that growth will persist, albeit at slower levels that the very recently reported 4.9% annualized rate of GDP growth in the third quarter of 2007. Our focus remains outward, on companies that are beneficiaries of a global economic revolution that is driving growth in the developing markets as well as in some classically "developed" economies. Our Portfolio is designed to participate in the globalization of the capital markets with an emphasis on quality and on competitive leaders. Our research team is singularly qualified to evaluate opportunities across the spectrum of capitalization sizes and areas of operation, all the while maintaining the strong focus we have ever had on valuation-driven decisions. Volatility has indeed risen - but we think opportunity is high as well and we remain active seekers of the gems hidden among the seeming chaos of today's markets.

TS&W FIXED INCOME PORTFOLIO

The TS&W Fixed Income Portfolio has returned 4.50% in the fiscal year ended October 31, 2007. The Portfolio returned 1.85% over the last six months. Our benchmark, the Lehman Brothers Aggregate Bond Index, is up 5.38% and 2.67% over the same periods.

During the last year, the fixed income markets have become extremely volatile with the emergence of the sub-prime mortgage meltdown in the second quarter and the ensuing global credit crisis in the third quarter of 2007. Risk aversion increased dramatically over the period driving short-term treasury yields lower while yields of riskier assets such as corporate bonds and mortgage-backed securities increased. These developments led the Federal Reserve to lower the Fed Funds rate in both September and October of this year from 5.25% to 4.50%. This Fed action coupled with expectations of further easings caused the yield curve to steepen dramatically. The Portfolio benefited from the steeper yield curve as it maintained a lower allocation to long term securities in favor of intermediate

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

maturities. Overall however, the Portfolios' relative underperformance can be primarily attributed to the overweight position in corporate bonds and mortgage-backed securities which was negatively impacted by the flight to safety caused by higher risk aversion.

The Portfolio currently is structured with an average duration slightly longer than the Lehman Aggregate benchmark. The recent volatility in the corporate bond market has allowed the Portfolio to add high quality bonds at very attractive levels and we view the recent spread widening as a great opportunity to provide strong incremental returns.

TS&W INTERNATIONAL EQUITY PORTFOLIO

The TS&W International Equity Portfolio returned 26.86% after fees and expenses in the fiscal year ended October 31, 2007. Our benchmark index, the Morgan Stanley Capital International EAFE Index (EAFE) gained 24.92% over the same period. For the six months ended October 31, 2007, the Portfolio gained 11.25% net of fees and expenses, while the benchmark index was up 8.19%.

Each of the world's major developed markets posted positive returns in the twelve months ended October 31, 2007, although the range of results varied dramatically, from a gain of less than 5% in Ireland and Japan to returns of greater than 50% in Australia, Hong Kong, Finland and Norway. The persistently weak U.S. dollar boosted foreign stock returns for US-based investors, turning a solid year into a superb one. In local currency terms, the MSCI EAFE benchmark return was roughly equivalent to that of the S&P 500.

With Portfolio holdings in more than twenty countries, the Portfolio benefited from broad geographic and economic sector exposure. During the past year we increased our holdings in Telecommunications and selected Consumer Staples names where we find an attractive combination of reasonable valuation, stable earnings growth and factors that we expect to lead to higher valuation. We began the year underweight financial stocks relative to the benchmark index and trimmed our exposure further as numerous banks, brokerage firms, asset managers and insurers disclosed losses or asset write downs associated with sub prime mortgage securities originated in the US. Banks and other financials may present a good buying opportunity over the next year, but we are proceeding cautiously until the ramifications of the current credit problems are more fully understood.

TS&W continues to believe that international stocks offer attractive return and diversification prospects. The EAFE Index of large cap foreign stocks in developed markets continues to be valued at a significant discount to US stocks on basic measures like price to earnings, price to book value and dividend yield. Although corporate earnings growth is likely to be somewhat slower in the year ahead, we believe global economic fundamentals remain generally healthy, presenting a favorable investment environment. We employ a disciplined investment process that focuses our analytical efforts on those companies

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

that exhibit both attractive valuation and positive change. We are confident that this process will continue to position owners of the TS&W International Equity Portfolio to benefit from exposure to non-US stocks.

Respectfully submitted,

/s/ Horace P. Whitworth

Horace P. Whitworth, CFA, CPA
Senior Vice President

This   represents  the  managers'   assessment  of  the  Portfolios  and  market
environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES

LEHMAN BROTHERS AGGREGATE BOND INDEX is a fixed-income market value-weighted index that combines the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed-rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

----------------------------------
   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2007
----------------------------------
  1 Year      5 Years     10 Years
----------------------------------
  15.91%       15.45%       6.72%
----------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      TS&W EQUITY PORTFOLIO        S&P 500 COMPOSITE INDEX
10/31/97                    $10,000                         $10,000
1998                         10,923                          12,199
1999                         12,522                          15,330
2000                         12,751                          16,264
2001                         11,630                          12,214
2002                          9,342                          10,369
2003                         11,349                          12,525
2004                         13,006                          13,705
2005                         14,630                          14,900
2006                         16,531                          17,335
2007                         19,161                          19,859

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE
    REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

----------------------------------
   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2007
----------------------------------
  1 Year      5 Years     10 Years
----------------------------------
  4.50%         3.78%       5.04%
----------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         TS&W FIXED INCOME PORTFOLIO        LEHMAN BROTHERS AGGREGATE BOND INDEX
10/31/97          $10,000                                 $10,000
1998               10,981                                  10,934
1999               10,793                                  10,992
2000               11,470                                  11,794
2001               12,985                                  13,512
2002               13,590                                  14,307
2003               14,126                                  15,010
2004               14,800                                  15,840
2005               14,881                                  16,019
2006               15,653                                  16,850
2007               16,358                                  17,757

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE
   REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE PORTFOLIO'S TOTAL RETURN
                             WOULD HAVE BEEN LOWER.

               SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

-----------------------------------
   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2007
-----------------------------------
  1 Years      5 Years     10 Years
-----------------------------------
   26.86%       21.59%       9.13%
-----------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                      MORGAN STANLEY CAPITAL
         TS&W INTERNATIONAL EQUITY PORTFOLIO         INTERNATIONAL EAFE INDEX
10/31/97             $10,000                                 $10,000
1998                  10,257                                  10,964
1999                  13,734                                  13,489
2000                  14,718                                  13,098
2001                  10,330                                   9,833
2002                   9,010                                   8,534
2003                  11,333                                  10,840
2004                  12,603                                  12,883
2005                  14,597                                  15,213
2006                  18,878                                  19,400
2007                  23,949                                  24,234

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE
   REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
       THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT
                     INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
      PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.5%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
CONSUMER DISCRETIONARY -- 6.9%
   Carnival .....................................         26,200   $  1,257,076
   Target .......................................         16,500      1,012,440
   Time Warner ..................................         44,100        805,266
   TJX ..........................................         26,600        769,538
                                                                   ------------
                                                                      3,844,320
                                                                   ------------
CONSUMER STAPLES -- 7.8%
   Kroger .......................................         34,300      1,008,077
   Nestle ADR ...................................         10,400      1,198,999
   Procter & Gamble .............................         20,400      1,418,208
   Sara Lee .....................................         44,700        739,338
                                                                   ------------
                                                                      4,364,622
                                                                   ------------
ENERGY -- 11.6%
   BP ADR .......................................         12,050        939,780
   Chevron ......................................         10,000        915,100
   ConocoPhillips ...............................          6,000        509,760
   EOG Resources ................................         10,700        948,020
   GlobalSantaFe ................................         12,200        988,566
   Grant Prideco* ...............................         18,650        916,834
   Occidental Petroleum .........................          7,900        545,495
   Valero Energy ................................          9,700        683,171
                                                                   ------------
                                                                      6,446,726
                                                                   ------------
FINANCIALS -- 13.0%
   American International Group .................         26,850      1,694,772
   Bank of America ..............................         26,850      1,296,318
   Citigroup ....................................         21,266        891,045
   JPMorgan Chase ...............................         20,250        951,750
   Morgan Stanley ...............................         12,100        813,846
   Prudential Financial .........................          7,750        749,580
   Wells Fargo ..................................         24,000        816,240
                                                                   ------------
                                                                      7,213,551
                                                                   ------------
HEALTH CARE -- 10.1%
   Abbott Laboratories ..........................         23,950      1,308,149
   Baxter International .........................         21,300      1,278,213
   Becton Dickinson .............................          6,600        550,836

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
HEALTH CARE -- CONTINUED
   Merck ........................................         17,700   $  1,031,202
   Pfizer .......................................         28,600        703,846
   Quest Diagnostics ............................         13,900        739,202
                                                                   ------------
                                                                      5,611,448
                                                                   ------------
INDUSTRIALS -- 20.0%
   3M ...........................................         12,150      1,049,274
   AMR* .........................................         25,500        612,000
   Burlington Northern Santa Fe .................          7,550        657,983
   Caterpillar ..................................         12,800        955,008
   Deere ........................................          5,500        851,950
   General Electric .............................         38,350      1,578,486
   L-3 Communications Holdings ..................          9,900      1,085,436
   Manpower .....................................          9,300        695,082
   Pitney Bowes .................................         23,400        936,936
   Republic Services ............................         33,000      1,128,270
   Rockwell Collins .............................          9,300        695,733
   RR Donnelley & Sons ..........................         22,600        910,554
                                                                   ------------
                                                                     11,156,712
                                                                   ------------
INFORMATION TECHNOLOGY -- 15.0%
   Agilent Technologies* ........................         14,900        549,065
   BMC Software* ................................         30,500      1,032,120
   Cisco Systems* ...............................         38,300      1,266,198
   Corning ......................................         41,400      1,004,778
   Hewlett-Packard ..............................         12,030        621,710
   International Business Machines ..............          6,600        766,392
   L.M. Ericsson Telephone ADR ..................         13,600        408,680
   Microsoft ....................................         41,500      1,527,615
   Nokia ADR ....................................         30,100      1,195,572
                                                                   ------------
                                                                      8,372,130
                                                                   ------------
MATERIALS -- 6.1%
   Dow Chemical .................................         23,600      1,062,944
   Freeport-McMoRan Copper & Gold ...............          8,900      1,047,352
   Praxair ......................................         14,750      1,260,830
                                                                   ------------
                                                                      3,371,126
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
TELECOMMUNICATION SERVICES -- 3.1%
   Deutsche Telekom ADR .........................         57,800   $  1,187,212
   Verizon Communications .......................         12,000        552,840
                                                                   ------------
                                                                      1,740,052
                                                                   ------------
UTILITIES -- 3.9%
   Centerpoint Energy ...........................         42,600        713,976
   Dominion Resources. ..........................          8,400        769,692
   PPL. .........................................         13,550        700,535
                                                                   ------------
                                                                      2,184,203
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $44,628,638). .......................                    54,304,890
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                    ------------
   Morgan Stanley
      4.500%, dated 10/31/07, to be repurchased
      on 11/01/07, repurchase price $1,320,035
      (collateralized by a U.S. Treasury
      obligation, par value $1,263,625, 1.875%,
      07/15/15, with a total market value of
      $1,346,288) (Cost $1,319,870) .............   $  1,319,870      1,319,870
                                                                   ------------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $45,948,508) ........................                  $ 55,624,760
                                                                   ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $55,677,585.

   *  NON-INCOME PRODUCING SECURITY.

ADR   AMERICAN DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2007

--------------------------------------------------------------------------------

At October 31, 2007, sector diversification of the Portfolio was as follows (Unaudited):

                                                       % OF
SECTOR DIVERSIFICATION                               NET ASSETS        VALUE
----------------------                              ------------   ------------
COMMON STOCK
Industrials .....................................       20.0%      $ 11,156,712
Information Technology ..........................       15.0          8,372,130
Financials ......................................       13.0          7,213,551
Energy ..........................................       11.6          6,446,726
Health Care .....................................       10.1          5,611,448
Consumer Staples ................................        7.8          4,364,622
Consumer Discretionary ..........................        6.9          3,844,320
Materials .......................................        6.1          3,371,126
Utilities .......................................        3.9          2,184,203
Telecommunication Services ......................        3.1          1,740,052
                                                       -----       ------------
TOTAL COMMON STOCK ..............................       97.5         54,304,890
REPURCHASE AGREEMENT ............................        2.4          1,319,870
                                                       -----       ------------
TOTAL INVESTMENTS ...............................       99.9         55,624,760
TOTAL OTHER ASSETS AND LIABILITIES ..............        0.1             52,825
                                                       -----       ------------
NET ASSETS ......................................      100.0%      $ 55,677,585
                                                       =====       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 37.8%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                    ------------   ------------
CONSUMER DISCRETIONARY -- 5.2%
   Costco Wholesale
      5.500%, 03/15/17 ..........................   $    500,000   $    492,073
   DirecTV Holdings
      8.375%, 03/15/13 ..........................        250,000        261,250
   Goodyear Tire & Rubber
      7.857%, 08/15/11 ..........................        213,000        220,455
   Home Depot
      5.400%, 03/01/16 ..........................        320,000        305,721
   Imax
      9.625%, 12/01/10 ..........................        300,000        288,000
   Phillips-Van Heusen
      7.250%, 02/15/11 ..........................        250,000        251,250
   Rent-A-Center
      7.500%, 05/01/10 ..........................        270,000        257,850
   Ryland Group
      5.375%, 01/15/15 ..........................        500,000        445,032
                                                                   ------------
                                                                      2,521,631
                                                                   ------------
CONSUMER STAPLES -- 3.0%
   Coca-Cola
      5.350%, 11/15/17 ..........................        550,000        546,192
   Dean Foods
      7.000%, 06/01/16 ..........................        500,000        467,500
   Smithfield Foods
      7.000%, 08/01/11 ..........................        300,000        303,000
   SUPERVALU
      7.875%, 08/01/09 ..........................        100,000        103,330
                                                                   ------------
                                                                      1,420,022
                                                                   ------------
FINANCIALS -- 19.6%
   American Express Bank
      4.829%, 05/29/09 ..........................        745,000        741,784
   American Financial Group
      7.125%, 04/15/09 ..........................        100,000        103,113
   American International Group
      5.450%, 05/18/17 ..........................        900,000        887,599
   Bank of America
      5.375%, 08/15/11 ..........................        330,000        333,002

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                    ------------   ------------
FINANCIALS -- CONTINUED
   BB&T
      6.500%, 08/01/11 ..........................   $    725,000   $    753,962
   CIT Group
      4.250%, 02/01/10 ..........................        320,000        309,214
   Credit Suisse First Boston
      6.125%, 11/15/11 ..........................        500,000        517,010
   General Electric Capital MTN
      6.750%, 03/15/32 ..........................        625,000        697,493
      5.500%, 06/04/14 ..........................        925,000        935,783
   General Motors Acceptance
      6.875%, 09/15/11 ..........................        250,000        230,403
   Genworth Financial
      5.650%, 06/15/12 ..........................        740,000        750,653
   Goldman Sachs Group
      5.125%, 01/15/15 ..........................        375,000        362,537
   JPMorgan Chase
      6.750%, 02/01/11 ..........................      1,000,000      1,046,890
   Lehman Brothers Holdings
      6.500%, 07/19/17 ..........................        530,000        534,726
   Metlife
      5.000%, 11/24/13 ..........................        500,000        491,319
   Morgan Stanley
      6.750%, 04/15/11 ..........................        770,000        804,624
                                                                   ------------
                                                                      9,500,112
                                                                   ------------
HEALTH CARE -- 1.6%
   Hillenbrand Industries
      4.500%, 06/15/09 ..........................        525,000        523,424
   WellPoint
      5.850%, 01/15/36 ..........................        250,000        234,910
                                                                   ------------
                                                                        758,334
                                                                   ------------
INDUSTRIALS -- 3.5%
   Burlington Northern Santa Fe
      5.650%, 05/01/17 ..........................        300,000        296,749
   Cooper
      6.100%, 07/01/17 ..........................        400,000        413,211

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                    ------------   ------------
INDUSTRIALS -- CONTINUED
   Emerson Electric
      5.375%, 10/15/17 ..........................   $    700,000   $    691,760
   L-3 Communications
      7.625%, 06/15/12 ..........................        300,000        308,625
                                                                   ------------
                                                                      1,710,345
                                                                   ------------
INFORMATION TECHNOLOGY -- 0.5%
   Xerox Capital Trust I
      8.000%, 02/01/27 ..........................        250,000        246,147
                                                                   ------------
MATERIALS -- 0.9%
   Boise Cascade
      7.125%, 10/15/14 ..........................        100,000         98,500
   Steel Dynamics
      7.375%, 11/01/12(A) .......................        350,000        350,000
                                                                   ------------
                                                                        448,500
                                                                   ------------
TELECOMMUNICATION SERVICES -- 2.8%
   AT&T
      5.100%, 09/15/14 ..........................        700,000        687,298
   Verizon New England
      6.500%, 09/15/11 ..........................        650,000        675,436
                                                                   ------------
                                                                      1,362,734
                                                                   ------------
UTILITIES -- 0.7%
   Florida Power
      6.350%, 09/15/37 ..........................        300,000        314,994
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $18,389,996) ........................                    18,282,819
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 33.1%
--------------------------------------------------------------------------------
   Federal Home Loan Bank
      5.550%, 11/06/13 ..........................        730,000        734,102
   Federal Home Loan Mortgage Corporation MTN
      5.500%, 09/25/13 ..........................        500,000        502,819
      5.375%, 01/09/14 ..........................      1,055,000      1,059,110

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                    ------------   ------------
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 03/01/32 ..........................   $    205,471   $    212,397
      6.500%, 12/01/32 ..........................        256,285        264,006
      6.000%, 10/01/16 ..........................        608,168        619,578
      6.000%, 12/01/32 ..........................         83,914         84,833
      6.000%, 07/01/33 ..........................        260,139        262,986
      6.000%, 11/01/33 ..........................        292,863        295,796
      6.000%, 10/01/35 ..........................        670,368        675,333
      6.000%, 06/01/37 ..........................      1,346,626      1,355,374
   Federal National Mortgage Association
      6.000%, 09/01/17 ..........................        166,613        169,847
      6.000%, 04/01/24 ..........................      1,231,623      1,251,697
      5.500%, 04/01/33 ..........................        525,556        519,375
      5.500%, 02/01/35 ..........................        493,776        487,630
      5.500%, 10/01/35 ..........................        597,066        588,997
      5.500%, 01/01/36 ..........................        816,106        805,077
      5.500%, 05/01/36 ..........................        890,438        877,553
      5.500%, 07/01/36 ..........................        651,747        642,317
      5.500%, 11/01/36 ..........................        733,919        723,299
      5.000%, 04/15/15 ..........................      1,815,000      1,834,903
      5.000%, 02/13/17 ..........................        295,000        296,341
      5.000%, 05/01/35 ..........................        422,125        405,567
      5.000%, 07/01/35 ..........................        393,298        377,871
      5.000%, 08/01/35 ..........................        750,794        721,344
   Government National Mortgage Association
      6.000%, 11/15/31 ..........................        232,567        236,167
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $15,967,707) ........................                    16,004,319
                                                                   ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.9%
--------------------------------------------------------------------------------
   U.S. Treasury Bonds
      6.000%, 02/15/26 ..........................      2,280,000      2,610,600
      4.625%, 02/15/17 ..........................      2,130,000      2,157,624
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $4,692,615) .........................                     4,768,224
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCK -- 9.0%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
CONSUMER DISCRETIONARY -- 0.5%
   Comcast, Ser B, 7.000% .......................         11,100   $    274,836
                                                                   ------------
FINANCIALS -- 8.5%
   ACE, Ser C, 7.800% ...........................         26,000        663,000
   Aegon, 7.250%* ...............................         25,000        631,500
   Aspen Insurance Holdings, 7.401% .............         11,000        262,350
   Citigroup Capital XVI, Ser W, 6.450% .........         25,000        584,000
   Developers Diversified Realty, 8.000% (B) ....         11,700        294,372
   Duke Realty, Ser L, 6.600% (B) ...............          7,500        167,475
   First Industrial Realty Trust, Ser J, 7.250%
      (B) .......................................         11,000        263,890
   Public Storage, Ser H, 6.950% (B) ............         12,000        278,400
   Public Storage, Ser M, 6.625% (B) ............          8,500        189,465
   Royal Bank of Scotland Group, 7.250%* ........         18,255        464,955
   Taubman Centers, Ser G, 8.000% (B) ...........         12,000        301,440
                                                                   ------------
                                                                      4,100,847
                                                                   ------------
  TOTAL PREFERRED STOCK
      (Cost $4,518,936) .........................                     4,375,683
                                                                   ------------

--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- 2.5%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                    ------------
  Banc of America Commercial Mortgage,
      Ser 2006-4, Cl A3A
        5.600%, 07/10/46 ........................   $    610,000        610,842
  Carmax Auto Owner Trust,
      Ser 2006-2, Cl A2
        5.290%, 06/15/09 ........................        269,761        269,740
  JP Morgan Mortgage Acquisition,
      Ser 2005-FRE1, Cl A2F2
        5.224%, 10/25/35 ........................        351,733        349,373
                                                                   ------------
  TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $1,232,992) .........................                     1,229,955
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.1%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                    ------------   ------------
   Morgan Stanley
      4.500%, dated 10/31/07, to be repurchased
      on 11/01/07, repurchase price $3,941,268
      (collateralized by a U.S. Treasury
      obligation, par value $3,772,842, 1.875%,
      07/15/15, with a total market value of
      $4,019,652) (Cost $3,940,775) .............   $  3,940,775   $  3,940,775
                                                                   ------------
   TOTAL INVESTMENTS -- 100.4%
      (Cost $48,743,021) ........................                  $ 48,601,775
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $48,420,309.

  *   NON-INCOME PRODUCING SECURITY.

(A) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $350,000 AND REPRESENTED 0.7% OF NET ASSETS.

(B)   REAL ESTATE INVESTMENT TRUST

 CL   CLASS
MTN   MEDIUM TERM NOTE
SER   SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

At October 31, 2007, the diversification of the Portfolio was as follows (Unaudited):

                                                                % OF
PORTFOLIO DIVERSIFICATION                                     NET ASSETS       VALUE
-------------------------                                     ----------   -------------
CORPORATE OBLIGATIONS
Financials ................................................      19.6%     $   9,500,112
Consumer Discretionary ....................................       5.2          2,521,631
Industrials ...............................................       3.5          1,710,345
Consumer Staples ..........................................       3.0          1,420,022
Telecommunication Services ................................       2.8          1,362,734
Health Care ...............................................       1.6            758,334
Materials .................................................       0.9            448,500
Utilities .................................................       0.7            314,994
Information Technology ....................................       0.5            246,147
                                                                -----      -------------
TOTAL CORPORATE OBLIGATIONS ...............................      37.8         18,282,819
                                                                -----      -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS ........      33.1         16,004,319
U.S. TREASURY OBLIGATIONS .................................       9.9          4,768,224
PREFERRED STOCK ...........................................       9.0          4,375,683
REPURCHASE AGREEMENT ......................................       8.1          3,940,775
OTHER MORTGAGE-BACKED OBLIGATIONS .........................       2.5          1,229,955
                                                                -----      -------------
TOTAL INVESTMENTS .........................................     100.4         48,601,775
TOTAL OTHER ASSETS AND LIABILITIES ........................      (0.4)          (181,466)
                                                                -----      -------------
NET ASSETS ................................................     100.0%     $  48,420,309
                                                                =====      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.3%
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                              ----------   -------------
AUSTRALIA -- 1.1%
   Brambles (A) ...........................................       74,400   $     985,396
                                                                           -------------
AUSTRIA -- 0.6%
   Voestalpine (A) ........................................        6,000         541,464
                                                                           -------------
BAHAMAS -- 1.0%
   Teekay Shipping (A) ....................................       16,500         923,175
                                                                           -------------
DENMARK -- 1.5%
   A P Moeller - Maersk, Cl B (A) .........................          100       1,382,937
                                                                           -------------
FINLAND -- 2.2%
   Fortum (A) .............................................       28,700       1,246,438
   Metso (A) ..............................................       12,500         762,243
                                                                           -------------
                                                                               2,008,681
                                                                           -------------
FRANCE -- 8.2%
   AXA (A) ................................................       29,800       1,336,858
   BNP Paribas (A) ........................................        8,000         885,561
   Bouygues (A) ...........................................       19,000       1,831,439
   Euler Hermes (A) .......................................        5,400         725,085
   Neopost (A) ............................................        7,100         824,737
   Renault (A) ............................................        6,600       1,113,366
   UBISOFT Entertainment* (A) .............................        9,500         782,246
                                                                           -------------
                                                                               7,499,292
                                                                           -------------
GERMANY -- 10.1%
   Adidas (A) .............................................       15,000         999,283
   Allianz (A) ............................................        6,500       1,461,858
   Continental (A) ........................................        8,600       1,299,075
   Deutsche Telekom (A) ...................................       63,000       1,291,820
   E.ON ADR (A) ...........................................       34,800       2,265,480
   Hannover Rueckversicherung (A) .........................       20,500       1,080,759
   Linde (A) ..............................................        7,000         885,921
                                                                           -------------
                                                                               9,284,196
                                                                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                              ----------   -------------
HONG KONG -- 5.0%
   Cathay Pacific Airways (A) .............................      290,000   $     865,003
   Chinese Estates Holdings (A) ...........................      150,000         303,994
   First Pacific (A) ......................................      600,000         459,089
   Jardine Strategic Holdings GDR (A) .....................       42,000         701,637
   KHD Humboldt Wedag International* (A) ..................       20,000         896,400
   Kingboard Chemical Holdings (A) ........................       74,000         486,019
   Shenzhen Investment (A) ................................      920,200         889,535
                                                                           -------------
                                                                               4,601,677
                                                                           -------------
IRELAND -- 1.3%
   Allied Irish Banks (A) .................................       47,000       1,185,840
                                                                           -------------
JAPAN -- 15.1%
   Air Water (A) ..........................................      118,500       1,344,231
   Daiwa Securities Group (A) .............................       83,000         800,430
   East Japan Railway (A) .................................          180       1,483,756
   Komatsu (A) ............................................       42,000       1,409,097
   Mitsubishi (A) .........................................       43,800       1,364,676
   Mitsubishi UFJ Financial Group (A) .....................       75,000         750,981
   Nomura Holdings (A) ....................................       75,000       1,337,370
   Sankyo (A) .............................................       17,600         751,892
   Sumitomo Heavy Industries (A) ..........................       76,000       1,004,720
   Sumitomo Metal Industries (A) ..........................      158,000         782,581
   Suzuki Motor (A) .......................................       37,700       1,239,458
   Toyota Motor ADR (A) ...................................        3,125         357,625
   Yamaha Motor (A) .......................................       43,400       1,240,171
                                                                           -------------
                                                                              13,866,988
                                                                           -------------
MEXICO -- 3.1%
   Cemex SAB ADR* .........................................       34,738       1,065,414
   Coca-Cola Femsa ADR ....................................       20,000         926,400
   Embotelladoras Arca ....................................      222,300         872,319
                                                                           -------------
                                                                               2,864,133
                                                                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                              ----------   -------------
NETHERLANDS -- 7.5%
   Akzo Nobel (A) .........................................       14,900   $   1,199,442
   ING Groep (A) ..........................................       33,656       1,519,336
   Koninklijke Ahold (A) ..................................       87,200       1,312,232
   TNT (A) ................................................       40,800       1,672,196
   Wolters Kluwer (A) .....................................       39,000       1,223,411
                                                                           -------------
                                                                               6,926,617
                                                                           -------------
NORWAY -- 1.7%
   Telenor (A) ............................................       66,500       1,558,644
                                                                           -------------
PHILIPPINES -- 2.7%
   Globe Telecom (A) ......................................       35,000       1,370,765
   Philippine Long Distance Telephone (A) .................       16,500       1,150,364
                                                                           -------------
                                                                               2,521,129
                                                                           -------------
RUSSIA -- 1.4%
   OAO Gazprom ADR (A) ....................................       26,500       1,324,874
                                                                           -------------
SINGAPORE -- 1.6%
   SIA Engineering (A) ....................................      440,000       1,445,319
                                                                           -------------
SOUTH AFRICA -- 0.0%
   Mondi (A) ..............................................        1,350          13,188
                                                                           -------------
SOUTH KOREA -- 4.2%
   LG Petrochemical (A) ...................................       25,200       1,498,964
   LG Telecom* (A) ........................................      108,000       1,178,255
   SK Telecom (A) .........................................        5,000       1,173,079
                                                                           -------------
                                                                               3,850,298
                                                                           -------------
SPAIN -- 2.2%
   Telefonica (A) .........................................       61,000       2,017,295
                                                                           -------------
SWEDEN -- 2.4%
   Nordea Bank (A) ........................................       53,000         947,955
   Saab, Cl B (A) .........................................       38,252         868,974
   Ssab Svenskt Staal, Cl B (A) ...........................       12,000         354,483
                                                                           -------------
                                                                               2,171,412
                                                                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                SHARES         VALUE
                                                              ----------   -------------
SWITZERLAND -- 4.9%
   Actelion* (A) ..........................................       17,500   $     870,019
   Baloise Holding (A) ....................................       10,900       1,160,155
   Barry Callebaut (A) ....................................        1,000         803,384
   Nestle SA (A) ..........................................        3,650       1,684,924
                                                                           -------------
                                                                               4,518,482
                                                                           -------------
THAILAND -- 2.5%
   Bangkok Bank NVDR (A) ..................................      184,000         682,174
   PTT (A) ................................................      129,000       1,590,907
                                                                           -------------
                                                                               2,273,081
                                                                           -------------
TURKEY -- 0.3%
   Akbank (A) .............................................       30,000         274,974
                                                                           -------------
UNITED KINGDOM -- 15.7%
   Anglo American (A) .....................................       12,285         853,722
   Aviva (A) ..............................................       90,747       1,428,426
   Bellway (A) ............................................       26,500         594,429
   BP ADR (A) .............................................       28,800       2,246,112
   Carnival (A) ...........................................       21,000         982,063
   HSBC Holdings (A) ......................................       59,924       1,181,092
   Kazakhmys (A) ..........................................       17,000         522,519
   Mondi (A) ..............................................        3,375          31,252
   Persimmon (A) ..........................................       42,000         918,204
   Rio Tinto (A) ..........................................       17,774       1,665,201
   Rolls-Royce Group (A) ..................................       85,000         952,715
   Tesco (A) ..............................................      145,000       1,473,654
   Vodafone Group (A) .....................................      400,000       1,574,745
                                                                           -------------
                                                                              14,424,134
                                                                           -------------
UNITED STATES -- 1.0%
   GlobalSantaFe ..........................................       11,500         931,845
                                                                           -------------
   TOTAL COMMON STOCK
      (Cost $63,258,069) ..................................                   89,395,071
                                                                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
--------------------------------------------------------------------------------

                                                                   FACE
                                                                  AMOUNT         VALUE
                                                                -----------   -------------
   Morgan Stanley
      4.500%, dated 10/31/07, to be repurchased
      on 11/01/07, repurchase price $1,783,790
      (collateralized by a U.S. Treasury obligation,
      par value $1,707,561, 1.875%, 07/15/15,
      with a total market value of $1,819,255)
      (Cost $1,783,567)  . ..................................   $ 1,783,567   $   1,783,567
                                                                              -------------
   TOTAL INVESTMENTS -- 99.3%
      (Cost $65,041,636) ....................................                 $  91,178,638
                                                                              =============

PERCENTAGES ARE BASED ON NET ASSETS OF $91,837,969.

   *     NON-INCOME PRODUCING SECURITY

 (A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2007, WAS $85,599,093 AND REPRESENTED 93.2% OF NET ASSETS.

 ADR     AMERICAN DEPOSITARY RECEIPT
  CL     CLASS
 GDR     GLOBAL DEPOSITARY RECEIPT
NVDR     NON-VOTING DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

At October 31, 2007, sector diversification of the Portfolio was as follows (Unaudited):

                                                                % OF
SECTOR DIVERSIFICATION                                        NET ASSETS       VALUE
-------------------------                                     ----------   -------------
COMMON STOCK
Financials ................................................      20.8%     $  19,113,108
Industrials ...............................................      16.4         15,093,432
Telecommunication Services ................................      14.3         13,146,407
Materials .................................................      11.7         10,758,383
Consumer Discretionary ....................................      11.7         10,718,976
Consumer Staples ..........................................       7.7          7,072,912
Energy ....................................................       7.6          7,016,913
Utilities .................................................       3.8          3,511,918
Information Technology ....................................       2.3          2,093,003
Health Care ...............................................       1.0            870,019
                                                                -----      -------------
TOTAL COMMON STOCK ........................................      97.3         89,395,071
REPURCHASE AGREEMENT ......................................       2.0          1,783,567
                                                                -----      -------------
TOTAL INVESTMENTS .........................................      99.3         91,178,638
TOTAL OTHER ASSETS AND LIABILITIES ........................       0.7            659,331
                                                                -----      -------------
NET ASSETS ................................................     100.0%     $  91,837,969
                                                                =====      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 TS&W PORTFOLIOS
                                                                OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                   FIXED        INTERNATIONAL
                                                                   EQUITY          INCOME          EQUITY
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                -------------   -------------   -------------
ASSETS:
Investments at Value (Cost $45,948,508, $48,743,021,and
   $65,041,636, respectively) ...............................   $  55,624,760   $  48,601,775   $  91,178,638
Foreign Currency (Cost $0, $0 and $350, respectively) .......              --              --             358
Receivable for Investment Securities Sold ...................              --              --         996,598
Receivable for Capital Shares Sold ..........................         100,000              --         140,000
Dividends and Interest Receivable ...........................          35,322         434,297         118,800
Foreign Tax Reclaim Receivable ..............................              --              --          35,597
                                                                -------------   -------------   -------------
TOTAL ASSETS ................................................      55,760,082      49,036,072      92,469,991
                                                                -------------   -------------   -------------

LIABILITIES:
Payable for Investment Securities Purchased .................              --         549,181         397,241
Payable for Capital Shares Redeemed .........................          10,000           5,179           5,000
Payable due to Investment Adviser ...........................          35,133          12,970          75,350
Payable for Income Distributions ............................              --          12,960              --
Payable due to Administrator ................................           8,574           7,361          13,791
Payable for Trustees' Fees ..................................           1,784           1,483           2,812
Chief Compliance Officer Fees Payable .......................           1,010           1,029           1,663
Other Accrued Expenses ......................................          25,996          25,600          48,111
Accrued Foreign Capital Gains Tax on
   Appreciated Securities ...................................              --              --          88,054
                                                                -------------   -------------   -------------
TOTAL LIABILITIES ...........................................          82,497         615,763         632,022
                                                                -------------   -------------   -------------
NET ASSETS ..................................................   $  55,677,585   $  48,420,309   $  91,837,969
                                                                =============   =============   =============
NET ASSETS:
Paid-in-Capital .............................................   $  41,806,539   $  48,802,100   $  54,907,511
Undistributed Net Investment Income .........................              --          66,958         909,963
Accumulated Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions ............................       4,194,794        (307,503)      9,964,988
Net Unrealized Appreciation (Depreciation)
   on Investments ...........................................       9,676,252        (141,246)     26,137,002
Net Unrealized Appreciation on Foreign
   Currency Transactions ....................................              --              --           6,559
Accumulated Foreign Capital Gains Tax
   on Appreciated Securities ................................              --              --         (88,054)
                                                                -------------   -------------   -------------
NET ASSETS ..................................................   $  55,677,585   $  48,420,309   $  91,837,969
                                                                =============   =============   =============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ................       3,910,841       4,849,935       4,340,376
                                                                =============   =============   =============
NET ASSET VALUE, Offering and Redemption
   Price per Share ..........................................   $       14.24   $        9.98   $       21.16
                                                                =============   =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W PORTFOLIOS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                   FIXED        INTERNATIONAL
                                                                   EQUITY          INCOME          EQUITY
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                -------------   -------------   -------------
INVESTMENT INCOME
Dividends ...................................................   $     990,003   $     191,185   $   2,503,214
Interest ....................................................          94,035       2,029,704          65,581
Less: Foreign Taxes Withheld ................................         (20,802)             --        (205,121)
                                                                -------------   -------------   -------------
   TOTAL INCOME .............................................       1,063,236       2,220,889       2,363,674
                                                                -------------   -------------   -------------
EXPENSES
Investment Advisory Fees ....................................         399,002         179,623         784,262
Administration Fees .........................................         108,770          81,277         159,953
Trustees' Fees ..............................................           7,796           5,776          11,450
Chief Compliance Officer Fees ...............................           5,197           3,957           7,680
Transfer Agent Fees .........................................          47,456          41,679          57,558
Legal Fees ..................................................          22,568          17,091          33,640
Audit Fees ..................................................          19,156          19,061          19,304
Filings and Registration Fees ...............................          15,362          15,105          16,213
Shareholder Servicing Fees ..................................          14,675          11,978          22,854
Printing Fees ...............................................           7,632           5,924          11,970
Custodian Fees ..............................................           4,968           3,431          67,197
Other Expenses ..............................................           5,585          15,663          22,486
                                                                -------------   -------------   -------------
   TOTAL EXPENSES ...........................................         658,167         400,565       1,214,567
Less:
Waiver of Investment Advisory Fees ..........................              --        (100,242)             --
Fees Paid Indirectly -- Note 4 ..............................          (1,511)           (908)         (1,963)
                                                                -------------   -------------   -------------
   NET EXPENSES .............................................         656,656         299,415       1,212,604
                                                                -------------   -------------   -------------
NET INVESTMENT INCOME .......................................         406,580       1,921,474       1,151,070
                                                                -------------   -------------   -------------
NET REALIZED GAIN (LOSS) ON:
   Investments ..............................................       4,228,610          37,031       9,965,212
   Foreign Currency Transactions ............................              --              --        (220,785)
                                                                -------------   -------------   -------------
NET REALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ............................       4,228,610          37,031       9,744,427
                                                                -------------   -------------   -------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION) ON:
Investments .................................................       3,207,103        (107,816)      8,073,875
Foreign Currency Transactions ...............................              --              --           5,930
Foreign Capital Gains Tax on Appreciated  Securities ........              --              --         (88,054)
                                                                -------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ...........................................       3,207,103        (107,816)      7,991,751
                                                                -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY .........................       7,435,713         (70,785)     17,736,178
                                                                -------------   -------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ................................   $   7,842,293   $   1,850,689   $  18,887,248
                                                                =============   =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           TS&W EQUITY PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED      YEAR ENDED
                                                                      OCTOBER 31,     OCTOBER 31,
                                                                         2007            2006
                                                                     -------------   -------------
OPERATIONS:
   Net Investment Income .........................................   $     406,580   $     430,688
   Net Realized Gain on Investments ..............................       4,228,610       6,662,659
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .............................................       3,207,103      (1,166,965)
                                                                     -------------   -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ............................................       7,842,293       5,926,382
                                                                     -------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................................        (499,666)       (363,468)
   Net Realized Gain .............................................      (6,648,910)     (1,873,653)
                                                                     -------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............................      (7,148,576)     (2,237,121)
                                                                     -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................       3,467,495       3,832,943
   Reinvestment of Distributions .................................       6,964,942       2,205,116
   Redemption Fees -- Note 2 .....................................              70              --
   Redeemed ......................................................      (5,938,996)     (5,583,997)
                                                                     -------------   -------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....       4,493,511         454,062
                                                                     -------------   -------------
   TOTAL INCREASE IN NET ASSETS ..................................       5,187,228       4,143,323
                                                                     -------------   -------------

NET ASSETS:
   Beginning of Year .............................................      50,490,357      46,347,034
                                                                     -------------   -------------
   End of Year (including undistributed net investment income
      of $0 and $70,211, respectively) ...........................   $  55,677,585   $  50,490,357
                                                                     =============   =============
SHARE TRANSACTIONS:
   Issued ........................................................         255,246         282,734
   Reinvestment of Distributions .................................         532,086         165,723
   Redeemed ......................................................        (434,649)       (410,832)
                                                                     -------------   -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................................         352,683          37,625
                                                                     =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED      YEAR ENDED
                                                                      OCTOBER 31,     OCTOBER 31,
                                                                         2007            2006
                                                                     -------------   -------------
OPERATIONS:
   Net Investment Income .........................................   $   1,921,474   $   1,491,170
   Net Realized Gain (Loss) on Investments .......................          37,031        (300,161)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .............................................        (107,816)        511,929
                                                                     -------------   -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ............................................       1,850,689       1,702,938
                                                                     -------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................................      (1,879,735)     (1,499,453)
                                                                     -------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............................      (1,879,735)     (1,499,453)
                                                                     -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................      13,063,078       4,831,217
   Reinvestment of Distributions .................................       1,799,948       1,467,278
   Redeemed ......................................................      (1,735,566)     (1,300,215)
                                                                     -------------   -------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .................................      13,127,460       4,998,280
                                                                     -------------   -------------
      TOTAL INCREASE IN NET ASSETS ...............................      13,098,414       5,201,765
                                                                     -------------   -------------
NET ASSETS:
   Beginning of Year .............................................      35,321,895      30,120,130
                                                                     -------------   -------------
   End of Year (including undistributed net investment income
      of $66,958 and $22,235, respectively) ......................   $  48,420,309   $  35,321,895
                                                                     =============   =============
SHARE TRANSACTIONS:
   Issued ........................................................       1,314,856         487,840
   Reinvestment of Distributions .................................         180,554         148,072
   Redeemed ......................................................        (174,276)       (131,046)
                                                                     -------------   -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................................       1,321,134         504,866
                                                                     =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED      YEAR ENDED
                                                                      OCTOBER 31,     OCTOBER 31,
                                                                         2007            2006
                                                                     -------------   -------------
OPERATIONS:
   Net Investment Income .........................................   $   1,151,070   $     637,382
   Net Realized Gain on Investments and
      Foreign Currency Transactions ..............................       9,744,427      12,594,147
   Net Change in Unrealized Appreciation on Investments,
      Foreign Currency Transactions and Foreign Capital
      Gains Tax on Appreciated Securities ........................       7,991,751       3,780,853
                                                                     -------------   -------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..................................      18,887,248      17,012,382
                                                                     -------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................................        (353,018)       (339,851)
   Net Realized Gain .............................................      (8,924,470)             --
                                                                     -------------   -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................      (9,277,488)       (339,851)
                                                                     -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................       9,579,597       4,975,939
   Reinvestment of Distributions .................................       9,191,548         334,401
   Redemption Fees -- Note 2 .....................................              31              --
   Redeemed ......................................................      (7,045,492)    (10,987,357)
                                                                     -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS ............................      11,725,684      (5,677,017)
                                                                     -------------   -------------
      TOTAL INCREASE IN NET ASSETS ...............................      21,335,444      10,995,514
                                                                     -------------   -------------
NET ASSETS:
   Beginning of Year .............................................      70,502,525      59,507,011
                                                                     -------------   -------------
   End of Year (including undistributed net investment
      income of $909,963 and $332,696, respectively) .............   $  91,837,969   $  70,502,525
                                                                     =============   =============
SHARE TRANSACTIONS:
   Issued ........................................................         500,418         292,415
   Reinvestment of Distributions .................................         513,019          20,757
   Redeemed ......................................................        (368,706)       (631,427)
                                                                     -------------   -------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................................         644,731        (318,255)
                                                                     =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                        YEARS ENDED OCTOBER 31,
                                              ---------------------------------------------------------------------------
                                                 2007            2006            2005              2004           2003
                                              ----------      ----------      ----------        ----------     ----------
Net Asset Value,
   Beginning of Year ......................   $    14.19      $    13.16      $    11.82        $    10.40     $     8.63
                                              ----------      ----------      ----------        ----------     ----------
Income from Operations
   Net Investment Income ..................         0.10(1)         0.12(1)         0.12(1)(2)        0.10(1)        0.08
   Net Realized and Unrealized Gain .......         1.96            1.54            1.35              1.41           1.77
                                              ----------      ----------      ----------        ----------     ----------
Total from Operations .....................         2.06            1.66            1.47              1.51           1.85
                                              ----------      ----------      ----------        ----------     ----------
Redemption Fees ...........................           --+             --              --                --             --
                                              ----------      ----------      ----------        ----------     ----------
Dividends and Distributions:
   Net Investment Income ..................        (0.13)          (0.10)          (0.13)            (0.09)         (0.08)
   Net Realized Gain ......................        (1.88)          (0.53)             --                --             --
                                              ----------      ----------      ----------        ----------     ----------
      Total Dividends and Distributions ...        (2.01)          (0.63)          (0.13)            (0.09)         (0.08)
                                              ----------      ----------      ----------        ----------     ----------
Net Asset Value, End of Year ..............   $    14.24      $    14.19      $    13.16        $    11.82     $    10.40
                                              ==========      ==========      ==========        ==========     ==========
TOTAL RETURN++ ............................        15.91%          12.99%          12.49%            14.60%         21.49%
                                              ==========      ==========      ==========        ==========     ==========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ............................   $   55,678      $   50,490      $   46,347        $   47,135     $   43,637
Ratio of Expenses to
   Average Net Assets .....................         1.24%(3)        1.31%(3)        1.33%(3)          1.22%          1.24%
Ratio of Net Investment Income
   to Average Net Assets ..................         0.76%           0.88%           0.91%(2)          0.85%          0.84%
Portfolio Turnover Rate ...................           52%             46%             54%               31%            50%

 +    AMOUNT WAS LESS THAN $0.01 PER SHARE.

++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

(2) NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.03 AND 0.28%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.23%, 1.31% AND 1.33% FOR THE FISCAL YEARS ENDED 2007, 2006 AND 2005, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                        YEARS ENDED OCTOBER 31,
                                              ---------------------------------------------------------------------------
                                                 2007            2006            2005              2004           2003
                                              ----------      ----------      ----------        ----------     ----------
Net Asset Value,
   Beginning of Year ......................   $    10.01      $     9.96      $    10.42        $    10.63     $    10.81
                                              ----------      ----------      ----------        ----------     ----------
Income from Operations
   Net Investment Income ..................         0.48(1)         0.45(1)         0.35(1)           0.34(1)        0.38
Net Realized and Unrealized
   Gain (Loss) ............................        (0.04)           0.05           (0.29)             0.14           0.04
                                              ----------      ----------      ----------        ----------     ----------
Total from Operations .....................         0.44            0.50            0.06              0.48           0.42
                                              ----------      ----------      ----------        ----------     ----------
Dividends and Distributions:
   Net Investment Income ..................        (0.47)          (0.45)          (0.37)            (0.34)         (0.38)
   Net Realized Gain ......................           --              --           (0.15)            (0.35)         (0.22)
                                              ----------      ----------      ----------        ----------     ----------
      Total Dividends and Distributions ...        (0.47)          (0.45)          (0.52)            (0.69)         (0.60)
                                              ----------      ----------      ----------        ----------     ----------
Net Asset Value, End of Year ..............   $     9.98      $    10.01      $     9.96        $    10.42     $    10.63
                                              ==========      ==========      ==========        ==========     ==========
TOTAL RETURN+ .............................         4.50%++         5.19%++         0.55%             4.77%          3.94%
                                              ==========      ==========      ==========        ==========     ==========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ............................   $   48,420      $   35,322      $   30,120        $   29,864     $   31,776
Ratio of Expenses to
   Average Net Assets .....................         0.75%(2)        0.85%(2)        1.13%(2)          0.98%          0.98%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) ....................         1.00%           1.11%           1.13%             0.98%          0.98%
Ratio of Net Investment Income
   to Average Net Assets ..................         4.81%           4.57%           3.42%             3.27%          3.36%
Portfolio Turnover Rate ...................           68%             86%             82%               89%            88%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES DURING THE PERIOD.

(1)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.75%, 0.85% AND 1.13% FOR THE FISCAL YEARS ENDED 2007, 2006 AND 2005, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                        YEARS ENDED OCTOBER 31,
                                              ---------------------------------------------------------------------------
                                                 2007            2006            2005              2004           2003
                                              ----------      ----------      ----------        ----------     ----------
Net Asset Value,
   Beginning of Year ......................   $    19.08      $    14.83      $    12.88        $    11.66     $     9.29
                                              ----------      ----------      ----------        ----------     ----------
Income from Operations
   Net Investment Income ..................         0.28(1)         0.16(1)         0.11(1)           0.09(1)        0.08
   Net Realized and Unrealized Gain .......         4.37            4.17            1.92              1.21           2.31
                                              ----------      ----------      ----------        ----------     ----------
Total from Operations .....................         4.65            4.33            2.03              1.30           2.39
                                              ----------      ----------      ----------        ----------     ----------
Redemption Fees ...........................           --+             --              --+               --+            --+
                                              ----------      ----------      ----------        ----------     ----------
Dividends and Distributions:
   Net Investment Income ..................        (0.09)          (0.08)          (0.08)            (0.08)         (0.02)
   Net Realized Gain ......................        (2.48)             --              --                --             --
                                              ----------      ----------      ----------        ----------     ----------
      Total Dividends and Distributions ...        (2.57)          (0.08)          (0.08)            (0.08)         (0.02)
                                              ----------      ----------      ----------        ----------     ----------
Net Asset Value, End of Year ..............   $    21.16      $    19.08      $    14.83        $    12.88     $    11.66
                                              ==========      ==========      ==========        ==========     ==========
TOTAL RETURN++ ............................        26.86%          29.33%          15.82%            11.21%         25.78%
                                              ==========      ==========      ==========        ==========     ==========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ............................   $   91,838      $   70,503      $   59,507        $   58,430     $   66,264
Ratio of Expenses to
   Average Net Assets .....................         1.55%(2)        1.61%(2)        1.63%(2)          1.51%          1.51%
Ratio of Net Investment Income
   to Average Net Assets .....................      1.47%           0.96%           0.76%             0.74%          0.87%
Portfolio Turnover Rate ...................           41%             74%             22%               20%            12%

+     AMOUNT WAS LESS THAN $0.01 PER SHARE.

++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.55%, 1.61% AND 1.63% FOR THE FISCAL YEARS ENDED 2007, 2006 AND 2005, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The TS&W Equity Portfolio seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies. The TS&W Fixed Income Portfolio seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities. The TS&W International Equity Portfolio seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. The Portfolios may change their investment objective without shareholder approval. The financial statements of the remaining portfolios in the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolios.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolios.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

      most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees (the "Board"). The Portfolios' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities in the International Equity Portfolio that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

      a single issuer or to an entire market sector. If the Adviser of the International Equity Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the International Equity Portfolio calculates net asset value, it may request that a Committee Meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the International Equity Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser for the International Equity Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      The TS&W International Equity Portfolio uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolios value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser to the Portfolios believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's administrator and requests that a meeting of the Committee be held.

      If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

      As of October 31, 2007, the TS&W International Equity Portfolio had $85,599,093 in securities valued in accordance with the Fair Value Procedures.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

      rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the International
      Equity Portfolio as unrealized gain or loss. The International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At October 31, 2007, there were no open forward foreign currency exchange contracts.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The TS&W Equity Portfolio distributes substantially all of its net investment income, if any, quarterly. The TS&W Fixed Income Portfolio declares all of its net investment income, if any, daily and distributes it monthly. The TS&W International Equity Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

      REDEMPTION FEES -- The TS&W Equity Portfolio and TS&W International Equity Portfolio retain a redemption fee of 1.00% on redemptions of capital shares held for less than 60 days. For the year ended October 31, 2007, there were $70 and $31 in redemption fees retained for the TS&W Equity Portfolio and TS&W International Equity Portfolio, respectively.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolios and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolios' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Thompson, Siegal & Walmsey, Inc. (the "Adviser").

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

The Portfolios earned cash management credits which are used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as Custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (U.S.) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

   TS&W PORTFOLIOS                                                RATE
   ---------------                                              -------
   Equity ...................................................    0.75%
   Fixed Income .............................................    0.45%
   International Equity .....................................    1.00%

For each Portfolio, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios' total annual operating expenses from exceeding 1.50%, 0.75%, and 1.75% of the average daily net assets of TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio, respectively.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2007, the purchases and sales and maturities of investment securities other than long-term U.S. Government and short-term securities were:

                                                                      SALES AND
TS&W PORTFOLIOS                                        PURCHASES     MATURITIES
---------------                                      ------------   ------------
Equity ...........................................   $ 26,368,287   $ 26,588,794
Fixed Income .....................................     19,393,415     12,732,066
International Equity   . .........................     32,513,385     31,409,454

Purchases and sales and maturities of long-term U.S. Government securities were $15,564,665 and $11,702,249, respectively for the TS&W Fixed Income Portfolio. There were no purchases or sales and maturities of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

Accordingly,  the following permanent differences are primarily  attributable to
paydown   gain/loss,   foreign  currency  gain/loss  and   reclassification   of
distributions which have been classified to/from the following statements:

                                                   UNDISTRIBUTED   ACCUMULATED
                                                  NET INVESTMENT     REALIZED
TS&W PORTFOLIOS                                    INCOME/(LOSS)   GAIN/(LOSS)
---------------                                   --------------   -----------
Equity ........................................   $       22,875   $   (22,875)
Fixed Income ..................................            2,984        (2,984)
International Equity ..........................         (220,785)      220,785

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                      ORDINARY      LONG-TERM
TS&W PORTFOLIOS                        INCOME      CAPITAL GAIN       TOTAL
---------------                     -----------   -------------   -------------
Equity
   2007 .........................   $   796,562    $ 6,352,014     $ 7,148,576
   2006 .........................       363,468      1,873,653       2,237,121
Fixed Income
   2007 .........................   $ 1,879,735    $        --     $ 1,879,735
   2006 .........................     1,499,453             --       1,499,453
International Equity
   2007 .........................   $   353,018    $ 8,924,470     $ 9,277,488
   2006 .........................       339,851             --         339,851

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

As of October 31, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                                         TS&W PORTFOLIOS
                                         ----------------------------------------------
                                                                         INTERNATIONAL
                                            EQUITY       FIXED INCOME        EQUITY
                                         ------------   -------------   ---------------
Undistributed Ordinary Income .........  $  1,041,228    $  247,731      $  3,745,196
Undistributed Long-Term Capital Gain ..     3,157,713            --         7,223,408
Capital Loss Carryforwards ............            --      (307,503)               --
Unrealized Appreciation ...............     9,672,105      (141,246)       25,961,859
Other Temporary Differences ...........            --      (180,773)               (5)
                                         ------------    ----------      ------------
Total Distributable Earnings/
  (Accumulated Losses) ................  $ 13,871,046    $ (381,791)     $ 36,930,458
                                         ============    ==========      ============

For Federal income tax purposes, capital carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                                  TOTAL CAPITAL
                                                                       LOSS
                                                       EXPIRES    CARRYFORWARD
TS&W PORTFOLIOS                                          2014        10/31/07
---------------                                       ---------   -------------
Fixed Income ......................................   $ 307,503     $ 307,503

During the year ended October 31, 2007, the TS&W Fixed Income Fund utilized $34,047 of Capital loss carryforwards to offset capital gains.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on total investments, held by the Portfolios at October 31, 2007, were as follows:

                                               AGGREGATE GROSS   AGGREGATE GROSS    NET UNREALIZED
                                   FEDERAL        UNREALIZED        UNREALIZED      APPRECIATION/
TS&W PORTFOLIOS                   TAX COST       APPRECIATION      DEPRECIATION     (DEPRECIATION)
---------------                 ------------   ---------------   ---------------   ---------------
Equity ......................   $ 45,952,655     $ 10,307,430      $ (635,325)      $  9,672,105
Fixed Income ................     48,743,021          345,253        (486,499)          (141,246)
International Equity ........     65,135,284       26,984,559        (941,205)        26,043,354

8. CONCENTRATION OF RISK:

At October 31, 2007, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At October 31, 2007, the percentage of total shares outstanding held by shareholders for each Portfolio, which comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

                                                            NO.OF          %
TS&W PORTFOLIOS                                         SHAREHOLDERS   OWNERSHIP
---------------                                         ------------   ---------
Equity ..............................................         1           30%
Fixed Income ........................................         1           41%
International Equity ................................         1           34%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

10. ACCOUNTING PRONOUNCEMENT:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Portfolios' last net asset value calculation in the first required financial statement reporting period. As of October 31, 2007 the fund's management has not yet completed its evaluation of the impact that will result from adopting FIN 48, however, management does not anticipate a material impact to the financial statements.

In September  2006,  FASB issued  Statement on  Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Portfolios do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (three of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2007

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
                                   5/1/07     10/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
TS&W EQUITY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares              $1,000.00   $1,055.50      1.20%      $ 6.22

HYPOTHETICAL 5% RETURN
Institutional Shares               1,000.00    1,019.16      1.20         6.11
--------------------------------------------------------------------------------
TS&W FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares              $1,000.00   $1,018.50      0.75%      $ 3.82

HYPOTHETICAL 5% RETURN
Institutional Shares               1,000.00    1,021.42      0.75         3.82
--------------------------------------------------------------------------------
TS&W INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares              $1,000.00   $1,112.50      1.52%      $ 8.09

HYPOTHETICAL 5% RETURN
Institutional Shares               1,000.00    1,017.54      1.52         7.73
--------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons

                                                                     TERM OF
                                       POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                      HELD WITH                   LENGTH OF
        AGE 1                           THE TRUST                 TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                         Chairman                  (Since 1991)
61 yrs. old                            of the Board
                                       of Trustees

--------------------------------------------------------------------------------
WILLIAM M. DORAN                         Trustee                   (Since 1992)
1701 Market Street
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-487-9386. The following chart lists Trustees and Officers as of November 15, 2007.

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)             OVERSEEN BY               OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS               BOARD MEMBER             HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------
Currently performs various services            36          Trustee of The Advisors' Inner Circle
on behalf of SEI Investments for                           Fund II, Bishop Street Funds, SEI Asset
which Mr. Nesher is compensated.                           Allocation Trust, SEI Daily Income
Executive Vice President of SEI                            Trust, SEI Index Funds, SEI
Investments, 1986-1994. Director                           Institutional International Trust, SEI
and Executive Vice President of                            Institutional Investments Trust, SEI
the Administrator and the                                  Institutional Managed Trust, SEI Liquid
Distributor, 1981-1994.                                    Asset Trust, SEI Tax Exempt Trust, SEI
                                                           Opportunity Master Fund, L.P., SEI
                                                           Opportunity Fund, L.P., SEI Global
                                                           Master Fund, PLC, SEI Global Assets
                                                           Fund, PLC, SEI Global Investments Fund,
                                                           PLC, SEI Investments Global, Limited,
                                                           SEI Investments-Global Fund Services,
                                                           Limited, SEI Investments (Europe) Ltd.,
                                                           SEI Investments-Unit Trust Management
                                                           (UK) Limited, and SEI Global Nominee
                                                           Ltd.
--------------------------------------------------------------------------------------------------
Self-employed consultant since                 36          Director of SEI Investments Company and
2003. Partner, Morgan, Lewis &                             SEI Investments Distribution Co., SEI
Bockius LLP (law firm) from                                Investments-Global Fund Services,
1976-2003, counsel to the Trust,                           Limited, SEI Investments (Europe),
SEI Investments, the Administrator                         Limited, SEI Investments (Asia)
and the Distributor. Director of SEI                       Limited, SEI Asset Korea Co., Ltd.,
Investments since 1974; Secretary                          Trustee of The Advisors' Inner Circle
of SEI Investments since 1978.                             Fund II, SEI Investments, Bishop Street
                                                           Funds, SEI Asset Allocation Trust, SEI
                                                           Daily Income Trust, SEI Index Funds, SEI
                                                           Institutional International Trust, SEI
                                                           Institutional Investments Trust, SEI
                                                           Institutional Managed Trust, SEI Liquid
                                                           Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                       POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                      HELD WITH                   LENGTH OF
        AGE 1                           THE TRUST                 TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY                          Trustee                   (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.                  Trustee                   (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)            OVERSEEN BY                OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS              BOARD MEMBER             HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since             36           Trustee of The Advisors' Inner Circle
1994. Partner, Dechert (law firm),                         Fund II, Bishop Street Funds, SEI Asset
September 1987-December 1993.                              Allocation Trust, SEI Daily Income
                                                           Trust, SEI Index Funds, SEI
                                                           Institutional International Trust, SEI
                                                           Institutional Investments Trust, SEI
                                                           Institutional Managed Trust, SEI Liquid
                                                           Asset Trust, SEI Tax Exempt Trust and
                                                           U.S. Charitable Gift Trust.
--------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound             36           Trustee, State Street Navigator
Consultants, Inc. since April 1997.                        Securities Lending Trust, since 1995.
General Partner, Teton Partners,                           Trustee of The Fulcrum Trust. Trustee
L.P., June 1991-December 1996; Chief                       of The Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                         Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                            Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                            Trust, SEI Index Funds, SEI
Management, Inc., since 1991.                              Institutional International Trust, SEI
                                                           Institutional Investments Trust, SEI
                                                           Institutional Managed Trust, SEI Liquid
                                                           Asset Trust, SEI Tax Exempt Trust, SEI
                                                           Opportunity Master Fund, L.P. and SEI
                                                           Opportunity Fund, L.P.
--------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                       POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                      HELD WITH                   LENGTH OF
        AGE 1                           THE TRUST                 TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

BETTY L. KRIKORIAN                       Trustee                   (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------

CHARLES E. CARLBOM                       Trustee                   (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                      Trustee                   (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------
OFFICERS
JAMES F. VOLK, CPA                      President                  (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                          Controller                 (Since 2005)
47 yrs. old                             and Chief
                                    Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                        Chief Compliance              (Since 2006)
44 yrs. old                              Officer
--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND           OTHER DIRECTORSHIPS
        PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD              HELD BY BOARD
          DURING PAST 5 YEARS            MEMBER/OFFICER             MEMBER/OFFICER 3
-------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial              36          Trustee of The Advisors' Inner Circle
Services Consultant since 2003.                            Fund II and Bishop Street Funds.
In-house Counsel, State Street
Bank Global Securities and Cash
Operations from 1995 to 2003.
-------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,             36          Director, Crown Pacific, Inc. and
Business Project Inc. since 1997.                          Trustee of The Advisors' Inner Circle
CEO and President, United Grocers                          Fund II and Bishop Street Funds.
Inc. from 1997 to 2000.
-------------------------------------------------------------------------------------------------
Retired.                                       36          Director, Federal Agricultural Mortgage
                                                           Corporation. Trustee of The Advisors'
                                                           Inner Circle Fund II and Bishop Street
                                                           Funds.
-------------------------------------------------------------------------------------------------
Senior Operations Officer, SEI                N/A                          N/A
Investments, Fund Accounting and
Administration since 1996;
Assistant Chief Accountant for the
U.S. Securities and Exchange
Commission from 1993-1996.
-------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund               N/A                          N/A
Accounting since July 2005.
Manager, SEI Investments AVP
from April 1995 to February 1998
and November 1998 to July 2005.
-------------------------------------------------------------------------------------------------
Director of Investment Product                N/A                          N/A
Management and Development at SEI
Investments since February 2003.
Senior Investment Analyst, Equity
team at SEI Investments from
March 2000 to February 2003.
-------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                       POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                      HELD WITH                   LENGTH OF
        AGE 1                           THE TRUST                  TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)

CAROLYN F. MEAD                      Vice President               (Since 2007)
50 yrs. old                           and Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                         Vice President               (Since 2004)
39 yrs. old                           and Assistant
                                        Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                     Vice President               (Since 2000)
39 yrs. old                           and Assistant
                                        Secretary

--------------------------------------------------------------------------------
SOFIA ROSALA                         Assistant Vice               (Since 2006)
33 yrs. old                           President and
                                   Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                      Vice President               (Since 2007)
34 yrs. old                           and Assistant
                                        Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                           AML Officer                (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                                           NUMBER OF
                                          PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)           OVERSEEN BY      OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                 OFFICER          HELD BY OFFICER
--------------------------------------------------------------------------------

Corporate Counsel of SEI since 2007;          N/A                   N/A
Associate, Stradley, Ronon, Stevens
& Young 2004-2007; Counsel, ING
Variable Annuities, 1999-2002.
--------------------------------------------------------------------------------
Employed by SEI Investments Company           N/A                   N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel,
Assistant Vice President, ING
Variable Annuities Group from
1999-2000.
--------------------------------------------------------------------------------
General Counsel, Vice President and           N/A                   N/A
Secretary of SEI Investments
Global Funds Services since 1999;
Associate, Dechert (law firm)
from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from
1994-1997.
--------------------------------------------------------------------------------
Vice President and Assistant                  N/A                   N/A
Secretary of SEI Investments
Management Corp. and SEI Global
Funds Services since 2005.
Compliance Officer of SEI
Investments from 2001-2004.
Account and Product Consultant
SEI Private Trust Company,
1998-2001.
--------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;          N/A                   N/A
Associate Counsel, ICMA Retirement
Corporation 2004-2007; Federal
Investigator, U.S. Department of
Labor 2002-2004; U.S. Securities and
Exchange Commission-Division of
Investment Management, 2003.
--------------------------------------------------------------------------------
Assistant Vice President and AML              N/A                   N/A
Compliance Officer of SEI
Investments since January 2005.
Compliance Analyst at TD Waterhouse
from January 2004 to November 2004.
Senior Compliance Analyst at UBS
Financial Services from October 2002
to January 2004. Knowledge Management
Analyst at PricewaterhouseCoopers
Consulting from September 2000 to
October 2002.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

At October 31, 2007, the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio hereby designate $796,562, $1,876,557, and $558,138, respectively, as ordinary income dividends. The TS&W Equity Portfolio and TS&W Fixed Income Portfolio designates $635,454 and $75,548, respectively, as corporate dividends received deduction. In addition, the TS&W Equity Portfolio and TS&W International Equity Portfolio designates $6,352,014 and $8,924,470, respectively, as long-term capital gain distributions for the purpose of the dividend paid deduction on its Federal income tax return.

Foreign taxes accrued during the fiscal year ended October 31, 2007, amounted to $205,120 for the TS&W International Portfolio and are expected to be passed through to shareholders as foreign tax credits on Form 1099-Dividend for the year ending December 31, 2007, which shareholders of the Portfolio will receive in late January 2008. In addition, for the year ended October 31, 2007 gross income derived from sources within foreign countries amounted to $2,419,297 for the TS&W International Equity Portfolio. For the year ended October 31, 2007, the percentage of income earned from direct Treasury obligations for TS&W Fixed Income Portfolio was 4.45%.

As created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the amount of dividend income that qualifies as "Qualifying Dividend Income" is $655,651, $75,548 and $469,172 for the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and the TS&W International Equity Portfolio, respectively. It is the intention for each of the Portfolios to designate the maximum amount permitted by law.

As created by the American Jobs Creating Act of 2005, "Qualified Interest Income" represents the amount of qualifying interest that is exempt from U.S. Withholding when paid to foreign investors. TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio hereby designate $65,280, $1,720,040, and $21,916, respectively, as qualified interest income.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

                                 TS&W PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-4TSW-FUN

                                    ADVISER:
                         Thompson, Siegel & Walmsley LLC
                          6806 Paragon Place, Suite 300
                               Richmond, VA 23230

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the
                             Portfolios described.

TSW-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.